Convertible Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2011
China Investment Corporation [Member]
Components Of Convertible Credit Facility

	December 31,
	2011	2010
Principal amount of convertible debenture	$500,000	$500,000
(Deduct) add:
Bifurcation of embedded derivative liability	(313,292)	(313,292)
Accretion of discount	127	69
Reduction of carrying amount upon partial conversion	(93,370)	(93,370)

Carrying amount of debt host contract	93,465	93,407
Embedded derivative liability	48,388	154,877

Convertible credit facility	141,853	248,284
Accrued interest	6,301	6,312
Transaction costs allocated to deferred charges	(2,799)	(2,800)

Net carrying amount of convertible debenture	$145,355	$251,796

Monte Carlo Valuation Model Assumptions

	December 31,
	2011	2010
Floor conversion price	Cdn$8.88	Cdn$8.88
Ceiling conversion price	Cdn$11.88	Cdn$11.88
Expected volatility	71%	73%
Risk-free rate of return	2.41%	3.48%
Spot Cdn$ exchange rate	0.98	1.01
Forward Cdn$ exchange rate curve	0.96– 1.01	0.97 – 1.14

Rio Tinto Plc [Member]
Components Of Convertible Credit Facility

	December 31,
	2011	2010
Principal amount of convertible credit facility	$—	$350,000
Accrued paid-in-kind interest	—	50,832

	—	400,832
(Deduct) add:
Beneficial conversion feature	—	(36,314)
Share purchase warrants	—	(9,403)
Accretion of discount	—	45,717

	—	400,832
Credited to share capital upon conversion	—	(400,832)

	$—	$—